Asset transfers	12 Months Ended
Dec. 31, 2021
Asset transfers
Asset transfers

25 Asset transfers

This note provides an overview of asset transfers which do not qualify for derecognition and therefore continue to be recognised in NatWest Group’s balance sheet.

For accounting policy information see Accounting policies note 4.

Transfers that do not qualify for derecognition

NatWest Group enters into securities repurchase, lending and total return transactions in accordance with normal market practice which includes the provision of additional collateral if necessary. Under standard terms in the UK and US markets, the recipient has an unrestricted right to sell or repledge collateral, subject to returning equivalent securities on settlement of the transaction.

Securities sold under repurchase transactions and transactions with the substance of securities repurchase agreements are not derecognised if NatWest Group retains substantially all the risks and rewards of ownership. The fair value (and carrying value) of securities transferred under such transactions included on the balance sheet, are set out below. All of these securities could be sold or repledged by the holder.

	2021	2020
The following assets have failed derecognition (1)	£m	£m
Trading assets	13,084	20,526
Loans to bank - amortised cost	38	5
Loans to customers - amortised cost	1,837	39
Other financial assets	11,746	11,542
Total	26,705	32,112

(1)	Associated liabilities were £24,747 million (2020 - £31,932 million).

Assets pledged as collateral

NatWest Group pledges collateral with its counterparties in respect of derivative liabilities and bank and stock borrowings.

	2021	2020
Assets pledged against liabilities	£m	£m
Trading assets	23,601	28,728
Loans to banks - amortised cost	62	49
Loans to customers - amortised cost	20,108	15,939
Other financial assets (1)	3,624	4,966
Total	47,395	49,682

(1)	Includes assets pledged for pension derivatives and stock borrowings.

As part of the covered debt programme £8,965 million of loans to customers and other debt instruments (2020 – £11,076 million) have been transferred to bankruptcy remote limited liability partnerships within the NatWest Group to provide collateral for issues of debt securities and other borrowing by the NatWest Group of £3,512 million (2020 – £4,105 million). See Structured Entities Note.

Own asset securitisations

In own-asset securitisations, the pool of assets held by the SE is either originated by NatWest Group or, in the case of whole loan programmes, purchased from third parties.

The table below analyses the asset categories for those own-asset securitisations where the transferred assets continue to be recorded on NatWest Group's balance sheet.

	2021				2020
		Debt Securities in issue				Debt Securities in issue
		Held by	Held by			Held by	Held by
		third	NatWest			third	NatWest
	Assets	parties	Group (1)	Total	Assets	parties	Group (1)	Total
Asset Type	£m	£m	£m	£m	£m	£m	£m	£m
Mortgages - Rol	1,244	—	1,314	1,314	1,921	243	1,848	2,091
Cash deposits	42				146
	1,286				2,067

(1)	Debt securities retained by NatWest Group may be pledged with central banks.